FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Schedule of financial instruments

		As at December 31, 2025
		At fair value through
		profit or loss	Amortized cost	Total
		$	$	$
FINANCIAL ASSETS
Cash and cash equivalents	6	—	73,940	73,940
Other receivables (excluding grants)		—	113	113
Restricted cash and deposits		—	670	670
Investments – Listed shares	7	450	—	450
Total financial assets		450	74,723	75,173

FINANCIAL LIABILITIES
Accounts payable and accrued liabilities	10	—	10,482	10,482
Borrowings	13	—	764	764
Convertible Notes	14	352	16,596	16,948
Derivative warrant liability	15	62,957	—	62,957
Total financial liabilities		63,309	27,842	91,151

		As at December 31, 2024
		At fair value through
		profit or loss	Amortized cost	Total
		$	$	$
FINANCIAL ASSETS
Cash and cash equivalents	6	—	106,296	106,296
Other receivables (excluding grants)		—	124	124
Restricted cash and deposits		—	3,351	3,351
Investments – Listed shares	7	325	—	325
Total financial assets		325	109,771	110,096

FINANCIAL LIABILITIES
Accounts payable and accrued liabilities	10	—	13,642	13,642
Borrowings	13	—	1,014	1,014
Convertible Notes	14	—	16,240	16,240
Derivative warrant liability	15	15,589	—	15,589
Total financial liabilities		15,589	30,896	46,485

Schedule of fair value of financial instruments

	As at December 31, 2025
	Level 1	Level 2	Level 3	Total
Financial Assets at FVTPL
Non-current investments (Equity investment in publicly listed entities)	450	—	—	450
Financial liabilities at FVTPL
Convertible notes - Embedded derivatives (note 14)	—	—	352	352
Warrants (note 15)	—	—	62,957	62,957

	As at December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial Assets at FVTPL
Non-current investments (Equity investment in publicly listed entities)	325	—	—	325
Financial liabilities at FVTPL
Convertible notes - Embedded derivatives (note 14)	—	—	—	—
Warrants (note 15)	—	—	15,589	15,589

Schedule of liquidity risk

	As at December 31, 2025
	Carrying	Contractual	Year	Year	2028 and
	amount	cash flow	2026	2027	Onward
Accounts payable and other	10,482	10,482	10,482	—	—
Lease liabilities	1,676	1,870	649	440	781
Borrowings	764	825	300	300	225
Convertible Notes – Host[i]	16,948	17,133	17,133	—	—

[i]The Convertible Notes are translated at the spot rate as of December 31, 2025

Schedule of balances in U.S.dollars held by the Company

	As at December 31, 2025	As at December 31, 2024
	$	$
Cash and cash equivalents in U.S. dollars	19,650	7,059
Trade payable and accrued liabilities in U.S. dollars	(2,018)	(627)
Convertible notes – Host in U.S. dollars	(12,109)	(11,287)
Net exposure, in U.S. dollars	5,523	(4,855)
Equivalent in Canadian dollars	7,570	(6,985)

Increase (decrease) in net loss with a 5% appreciation in the U.S. dollar	(378)	349
Decrease (increase) in net loss with a 5% depreciation in the U.S. dollar	378	(349)